World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
March 31, 2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	932,042,959.63	44,942
Yield Supplement Overcollateralization Amount 02/29/20	36,772,666.12	0
Receivables Balance 02/29/20	968,815,625.75	44,942
Principal Payments	34,109,576.92	959
Defaulted Receivables	1,323,048.47	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	34,979,799.44	0
Pool Balance at 03/31/20	898,403,200.92	43,931

Pool Statistics	$ Amount	# of Accounts
Pool Factor	82.93%
Prepayment ABS Speed	1.68%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	5,435,875.57	249
Past Due 61-90 days	1,903,389.92	82
Past Due 91-120 days	609,388.66	27
Past Due 121+ days	0.00	0
Total	7,948,654.15	358

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.85%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	770,281.38
Aggregate Net Losses/(Gains) - March 2020	552,767.09
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.68%
Prior Net Losses Ratio	0.79%
Second Prior Net Losses Ratio	0.68%
Third Prior Net Losses Ratio	0.21%
Four Month Average	0.59%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	10,331,636.81
Actual Overcollateralization	10,331,636.81
Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	6.43%
Weighted Average Remaining Term	56.65

Flow of Funds	$ Amount
Collections	38,383,283.86
Investment Earnings on Cash Accounts	6,306.95
Servicing Fee	-
Transfer to Collection Account	-
Available Funds	38,389,590.81
Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,370,848.86
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,721,264.67
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,331,636.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	3,674,040.47

Total Distributions of Available Funds	38,389,590.81

Servicing Fee	-
Unpaid Servicing Fee	807,346.35
Change in amount of the unpaid servicing fee from the prior period	807,346.35

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 03/16/20	921,324,465.59
Principal Paid	33,252,901.48
Note Balance @ 04/15/20	888,071,564.11

Class A-1
Note Balance @ 03/16/20	81,414,465.59
Principal Paid	33,252,901.48
Note Balance @ 04/15/20	48,161,564.11
Note Factor @ 04/15/20	20.2939340%

Class A-2a
Note Balance @ 03/16/20	309,240,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	309,240,000.00
Note Factor @ 04/15/20	100.0000000%

Class A-2b
Note Balance @ 03/16/20	65,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	65,000,000.00
Note Factor @ 04/15/20	100.0000000%

Class A-3
Note Balance @ 03/16/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	336,770,000.00
Note Factor @ 04/15/20	100.0000000%

Class A-4
Note Balance @ 03/16/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	80,300,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Note Balance @ 03/16/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	32,400,000.00
Note Factor @ 04/15/20	100.0000000%

Class C
Note Balance @ 03/16/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	16,200,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,462,648.86
Total Principal Paid	33,252,901.48
Total Paid	34,715,550.34

Class A-1
Coupon	1.90481%
Interest Paid	129,232.57
Principal Paid	33,252,901.48
Total Paid to A-1 Holders	33,382,134.05

Class A-2a
Coupon	1.96000%
Interest Paid	505,092.00
Principal Paid	0.00
Total Paid to A-2a Holders	505,092.00

Class A-2b
One-Month Libor	0.70463%
Coupon	0.93463%
Interest Paid	50,625.79
Principal Paid	0.00
Total Paid to A-2b Holders	50,625.79

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3577870
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.8688966
Total Distribution Amount	32.2266836

A-1 Interest Distribution Amount	0.5445498
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	140.1184118
Total A-1 Distribution Amount	140.6629616

A-2a Interest Distribution Amount	1.6333333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.6333333

A-2b Interest Distribution Amount	0.7788583
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.7788583

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	202.13
Noteholders' Third Priority Principal Distributable Amount	487.17
Noteholders' Principal Distributable Amount	310.70

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/20	2,699,840.43
Investment Earnings	1,934.69
Investment Earnings Paid	(1,934.69)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43